BALANCE SHEET COMPONENTS - WORKFORCE REDUCTION PLAN (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) individual
BALANCE SHEET COMPONENTS
Number of individuals terminated or notified of their upcoming termination | individual	47
Percentage of number of individuals terminated or notified of their upcoming termination	92.00%
Incurred costs	$ 6.7
Severance benefits	3.8
Liabilities associated with the Workforce Reduction Plan	$ 2.9